Consolidated Balance Sheets kr in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	[1]
ASSETS
Goodwill	$ 355.0	$ 355.0	[1]	$ 0.0
Other intangible assets	9,123.0	1,728.0	[1]	15.0
Property and equipment	153.0	137.0	[1]	142.0
Right-of-use assets	127.0	128.0	[1]	102.0
Receivables	22.0	7.0	[1]	10.0
Deferred tax assets	171.0	127.0	[1]	31.0
Other investments	37.0	32.0	[1]	20.0
Total non-current assets	9,988.0	2,514.0	[1]	320.0
Corporate tax receivable	40.0	14.0	[1]	0.0
Inventories	18.0	9.0	[1]	8.0
Receivables	1,112.0	923.0	[1]	733.0
Marketable securities	0.0	1,574.0	[1]	1,967.0
Cash and cash equivalents	1,715.0	1,380.0	[1],[2]	2,204.0	[2]
Total current assets	2,885.0	3,900.0	[1]	4,912.0
Total assets	12,873.0	6,414.0	[1]	5,232.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	10.0	10.0	[1]	10.0
Share premium	1,920.0	1,961.0	[1]	1,942.0
Other reserves	(181.0)	(226.0)	[1]	(2.0)
Retained earnings	4,098.0	3,392.0	[1]	2,737.0
Total shareholders' equity	5,847.0	5,137.0	[1]	4,687.0	[3]
Borrowings	5,001.0	0.0	[1]	0.0
Lease liabilities	134.0	131.0	[1]	101.0
Contract Liabilities	95.0	67.0	[1]	71.0
Deferred tax liabilities	364.0	330.0	[1]	0.0
Other payables	5.0	5.0	[1]	5.0
Total non-current liabilities	5,599.0	533.0	[1]	177.0
Borrowings	273.0	0.0	[1]	0.0
Corporate tax payable	43.0	239.0	[1]	8.0
Lease liabilities	18.0	13.0	[1]	13.0
Contract liabilities	24.0	3.0	[1]	5.0
Other payables	1,069.0	489.0	[1]	342.0
Total current liabilities	1,427.0	744.0	[1]	368.0
Total liabilities	7,026.0	1,277.0		545.0
Total shareholders' equity and liabilities	$ 12,873.0	$ 6,414.0	[1]	$ 5,232.0

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.

[2]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented.
Refer to Note 1.1 and Note 1.4, respectively, for more information.

[3]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 and Note 1.4 for more information.